Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Impairment loss			¥ 1,382,149
Domestic Business
Goodwill [Line Items]
Impairment loss	[1]		1,382,149
Additional goodwiil impairment loss		¥ 0	0
Accounting Standards Update 2017-04 [Member]
Goodwill [Line Items]
Impairment loss			¥ 1,382,149

[1]	Goodwill impairment